ASSETS HELD FOR SALE - Narrative (Details)	Jun. 30, 2024 MW
67 MW US Wind Assets Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Hydro power capacity	67
90 MW Brazil Hydroelectric Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Hydro power capacity	90
6 MW U.S. Distributed Generation Asset
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW)	6